Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582	[1],[2]	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Avg orig FICO	741		740
Avg Refreshed FICO	730		731
Loans, net of unearned income	3,226,691	[3]	3,690,035	[3]
Home Equity [Member] | Origination Vintage Period Pre2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	121,429		182,448
Avg orig FICO	716		723
Avg Refreshed FICO	708		719
Home Equity [Member] | Origination Vintage Period 2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	224,840		273,277
Avg orig FICO	733		733
Avg Refreshed FICO	724		726
Home Equity [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	492,482		588,016
Avg orig FICO	727		728
Avg Refreshed FICO	718		720
Home Equity [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	616,956		731,689
Avg orig FICO	734		734
Avg Refreshed FICO	719		722
Home Equity [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	455,425		543,944
Avg orig FICO	741		741
Avg Refreshed FICO	727		726
Home Equity [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	480,057		565,192
Avg orig FICO	745		746
Avg Refreshed FICO	728		732
Home Equity [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	259,298		293,168
Avg orig FICO	755		755
Avg Refreshed FICO	748		749
Home Equity [Member] | Origination Vintage Period 2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	142,069		179,120
Avg orig FICO	752		754
Avg Refreshed FICO	747		755
Home Equity [Member] | Origination Vintage Period 2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	141,286		174,151
Avg orig FICO	754		755
Avg Refreshed FICO	751		757
Home Equity [Member] | Origination Vintage Period 2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	137,966		159,030
Avg orig FICO	760		760
Avg Refreshed FICO	758		758
Home Equity [Member] | Origination Vintage Period 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 154,883
Avg orig FICO	761
Avg Refreshed FICO	759

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Balances as of December 31, 2012 and 2011 include $402.4 million and $600.2 million of restricted loan and secured borrowing balances, respectively